UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2017

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.7%
NT Core Equity Plus Fund G Class	3,519,985	57,586,959
NT Disciplined Growth Fund G Class	2,380,652	29,972,412
NT Equity Growth Fund G Class	13,370,002	187,046,329
NT Growth Fund G Class	4,657,606	85,606,795
NT Heritage Fund G Class	3,050,593	43,989,558
NT Large Company Value Fund G Class	14,588,176	176,808,691
NT Mid Cap Value Fund G Class	5,993,551	85,647,841
NT Small Company Fund G Class	3,619,864	39,565,115
		706,223,700
Domestic Fixed Income Funds — 34.4%
Inflation-Adjusted Bond Fund G Class	2,621,137	30,457,611
NT Diversified Bond Fund G Class	41,684,273	448,939,625
NT High Income Fund G Class	7,759,284	77,980,800
Short Duration Inflation Protection Bond Fund G Class	11,930,678	123,482,520
		680,860,556
International Fixed Income Funds — 12.3%
Global Bond Fund G Class	13,684,104	142,451,528
International Bond Fund G Class(2)	7,677,564	99,961,877
		242,413,405
Money Market Funds — 10.1%
U.S. Government Money Market Fund G Class	199,886,641	199,886,641
International Equity Funds — 7.5%
NT Global Real Estate Fund G Class	2,057,382	20,224,066
NT International Growth Fund G Class	6,862,107	85,158,751
NT International Value Fund G Class	4,123,772	43,547,036
		148,929,853
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,688,392,594)		1,978,314,155
OTHER ASSETS AND LIABILITIES†		(6,982)
TOTAL NET ASSETS — 100.0%		$1,978,307,173

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$54,519	$4,835	$4,787	$3,020	$57,587	3,520	$818	$—
NT Disciplined Growth Fund	27,265	2,237	1,692	2,162	29,972	2,381	380	—
NT Equity Growth Fund	181,279	17,298	20,208	8,677	187,046	13,370	3,360	1,114
NT Growth Fund	81,442	6,810	7,356	4,711	85,607	4,658	2,317	—
NT Heritage Fund	40,885	3,671	2,413	1,846	43,989	3,051	487	—
NT Large Company Value Fund	172,795	18,832	16,439	1,621	176,809	14,588	1,358	1,406
NT Mid Cap Value Fund	81,479	8,118	6,272	2,323	85,648	5,994	769	668
NT Small Company Fund	36,127	3,601	2,494	2,331	39,565	3,620	371	120
Inflation-Adjusted Bond Fund	27,270	3,201	185	172	30,458	2,621	(2)	—
NT Diversified Bond Fund	392,078	63,300	5,540	(898)	448,940	41,684	(50)	2,799
NT High Income Fund	69,002	9,154	210	35	77,981	7,759	1	1,038
Short Duration Inflation Protection Bond Fund	110,637	12,926	698	617	123,482	11,931	(5)	—
Global Bond Fund	127,139	14,532	1,176	1,956	142,451	13,684	39	—
International Bond Fund(3)	91,268	10,194	912	(588)	99,962	7,678	(58)	—
U.S. Government Money Market Fund	180,321	21,051	1,485	—	199,887	199,887	—	499
NT Global Real Estate Fund	18,281	1,770	217	390	20,224	2,057	(7)	—
NT International Growth Fund	81,914	7,305	8,100	4,040	85,159	6,862	1,760	—
NT International Value Fund	41,147	3,549	2,761	1,612	43,547	4,124	123	—
	$1,814,848	$212,384	$82,945	$34,027	$1,978,314	349,469	$11,661	$7,644

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
October 31, 2017

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.4%
NT Core Equity Plus Fund G Class	4,137,709	67,692,916
NT Disciplined Growth Fund G Class	3,143,205	39,572,951
NT Equity Growth Fund G Class	15,094,416	211,170,882
NT Growth Fund G Class	5,867,301	107,840,993
NT Heritage Fund G Class	4,311,653	62,174,030
NT Large Company Value Fund G Class	16,863,216	204,382,174
NT Mid Cap Value Fund G Class	7,455,228	106,535,212
NT Small Company Fund G Class	4,062,733	44,405,671
		843,774,829
Domestic Fixed Income Funds — 33.2%
Inflation-Adjusted Bond Fund G Class	4,295,695	49,915,979
NT Diversified Bond Fund G Class	45,650,445	491,655,294
NT High Income Fund G Class	8,674,336	87,177,082
Short Duration Inflation Protection Bond Fund G Class	11,749,278	121,605,030
		750,353,385
International Fixed Income Funds — 11.6%
Global Bond Fund G Class	14,794,282	154,008,475
International Bond Fund G Class(2)	8,331,278	108,473,236
		262,481,711
International Equity Funds — 9.0%
NT Emerging Markets Fund G Class	1,065,284	15,329,430
NT Global Real Estate Fund G Class	2,636,893	25,920,655
NT International Growth Fund G Class	8,063,186	100,064,143
NT International Small-Mid Cap Fund G Class	301,831	3,944,928
NT International Value Fund G Class	5,445,292	57,502,285
		202,761,441
Money Market Funds — 8.8%
U.S. Government Money Market Fund G Class	199,100,373	199,100,373
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,960,313,603)		2,258,471,739
OTHER ASSETS AND LIABILITIES†		(23,046)
TOTAL NET ASSETS — 100.0%		$2,258,448,693

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$60,114	$6,894	$3,504	$4,189	$67,693	4,138	$387	$—
NT Disciplined Growth Fund	33,813	3,619	1,042	3,183	39,573	3,143	248	—
NT Equity Growth Fund	195,282	22,977	18,950	11,862	211,171	15,094	2,150	1,226
NT Growth Fund	98,230	10,633	7,985	6,963	107,841	5,867	2,198	—
NT Heritage Fund	54,463	7,013	2,448	3,146	62,174	4,312	277	—
NT Large Company Value Fund	190,737	25,962	15,603	3,286	204,382	16,863	427	1,585
NT Mid Cap Value Fund	97,258	13,103	7,446	3,620	106,535	7,455	466	809
NT Small Company Fund	37,129	5,546	1,194	2,925	44,406	4,063	113	126
Inflation-Adjusted Bond Fund	44,073	5,745	189	287	49,916	4,296	(6)	—
NT Diversified Bond Fund	423,493	76,330	7,289	(879)	491,655	45,650	(64)	3,029
NT High Income Fund	75,109	12,065	45	48	87,177	8,674	—	1,145
Short Duratin Inflation Protection Bond Fund	106,248	15,101	334	590	121,605	11,749	(2)	—
Global Bond Fund	134,104	18,537	901	2,269	154,009	14,794	2	—
International Bond Fund(3)	96,672	13,028	687	(540)	108,473	8,331	(41)	—
NT Emerging Markets Fund	12,744	1,281	195	1,500	15,330	1,065	86	—
NT Global Real Estate Fund	22,701	2,832	122	510	25,921	2,637	(4)	—
NT International Growth Fund	91,774	10,967	8,490	5,813	100,064	8,063	1,246	—
NT International Small-Mid Cap Fund	3,243	338	16	380	3,945	302	3	—
NT International Value Fund	51,789	6,387	3,002	2,328	57,502	5,445	138	—
U.S. Government Money Market Fund	175,388	24,483	771	—	199,100	199,100	—	488
	$2,004,364	$282,841	$80,213	$51,480	$2,258,472	371,041	$7,624	$8,408

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2017

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.0%
NT Core Equity Plus Fund G Class	6,040,178	98,817,306
NT Disciplined Growth Fund G Class	5,514,170	69,423,400
NT Equity Growth Fund G Class	21,613,725	302,376,012
NT Growth Fund G Class	9,686,494	178,037,766
NT Heritage Fund G Class	8,335,636	120,199,867
NT Large Company Value Fund G Class	25,480,102	308,818,840
NT Mid Cap Value Fund G Class	12,580,452	179,774,652
NT Small Company Fund G Class	5,211,658	56,963,417
		1,314,411,260
Domestic Fixed Income Funds — 31.7%
Inflation-Adjusted Bond Fund G Class	9,933,198	115,423,766
NT Diversified Bond Fund G Class	63,298,455	681,724,366
NT High Income Fund G Class	11,997,036	120,570,210
Short Duration Inflation Protection Bond Fund G Class	11,912,787	123,297,344
		1,041,015,686
International Equity Funds — 11.6%
NT Emerging Markets Fund G Class	4,143,777	59,628,951
NT Global Real Estate Fund G Class	4,627,957	45,492,815
NT International Growth Fund G Class	12,763,960	158,400,749
NT International Small-Mid Cap Fund G Class	1,266,606	16,554,534
NT International Value Fund G Class	9,781,112	103,288,540
		383,365,589
International Fixed Income Funds — 10.4%
Global Bond Fund G Class	19,458,406	202,562,004
International Bond Fund G Class(2)	10,725,416	139,644,912
		342,206,916
Money Market Funds — 6.3%
U.S. Government Money Market Fund G Class	206,684,405	206,684,405
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,746,638,785)		3,287,683,856
OTHER ASSETS AND LIABILITIES†		(33,835)
TOTAL NET ASSETS — 100.0%		$3,287,650,021

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$88,486	$8,798	$4,485	$6,018	$98,817	6,040	$475	$—
NT Disciplined Growth Fund	60,722	5,581	2,235	5,355	69,423	5,514	499	—
NT Equity Growth Fund	279,636	29,431	23,489	16,798	302,376	21,614	2,623	1,797
NT Growth Fund	163,222	15,211	10,977	10,582	178,038	9,686	4,067	—
NT Heritage Fund	107,509	11,885	4,983	5,789	120,200	8,336	618	—
NT Large Company Value Fund	287,686	35,973	19,692	4,852	308,819	25,480	374	2,447
NT Mid Cap Value Fund	164,814	20,033	11,172	6,100	179,775	12,580	452	1,396
NT Small Company Fund	47,576	6,004	356	3,739	56,963	5,212	24	160
Inflation-Adjusted Bond Fund	101,700	13,111	—	613	115,424	9,933	—	—
NT Diversified Bond Fund	594,470	93,476	4,763	(1,459)	681,724	63,298	(45)	4,248
NT High Income Fund	105,105	15,536	127	56	120,570	11,997	—	1,594
Short Duration Inflation Protection Bond Fund	108,356	14,379	—	562	123,297	11,913	—	—
NT Emerging Markets Fund	52,111	4,628	2,308	5,198	59,629	4,144	889	—
NT Global Real Estate Fund	40,613	4,416	406	870	45,493	4,628	(11)	—
NT International Growth Fund	145,891	15,335	11,317	8,492	158,401	12,764	2,290	—
NT International Small-Mid Cap Fund	14,106	1,220	276	1,505	16,555	1,267	58	—
NT International Value Fund	94,603	9,973	5,254	3,967	103,289	9,781	241	—
Global Bond Fund	177,683	22,464	393	2,808	202,562	19,458	2	—
International Bond Fund(3)	125,914	15,628	1,037	(860)	139,645	10,725	(68)	—
U.S. Government Money Market Fund	183,531	23,476	323	—	206,684	206,684	—	510
	$2,943,734	$366,558	$103,593	$80,985	$3,287,684	461,054	$12,488	$12,152

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2017

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 43.3%
NT Core Equity Plus Fund G Class	4,912,798	80,373,377
NT Disciplined Growth Fund G Class	5,196,348	65,422,025
NT Equity Growth Fund G Class	17,284,476	241,809,825
NT Growth Fund G Class	9,490,548	174,436,274
NT Heritage Fund G Class	7,881,578	113,652,362
NT Large Company Value Fund G Class	21,332,458	258,549,391
NT Mid Cap Value Fund G Class	11,056,721	158,000,550
NT Small Company Fund G Class	5,147,432	56,261,431
		1,148,505,235
Domestic Fixed Income Funds — 29.4%
Inflation-Adjusted Bond Fund G Class	10,306,974	119,767,035
NT Diversified Bond Fund G Class	47,596,821	512,617,766
NT High Income Fund G Class	8,953,009	89,977,737
Short Duration Inflation Protection Bond Fund G Class	5,519,263	57,124,376
		779,486,914
International Equity Funds — 14.0%
NT Emerging Markets Fund G Class	4,690,595	67,497,661
NT Global Real Estate Fund G Class	4,400,526	43,257,173
NT International Growth Fund G Class	11,228,425	139,344,760
NT International Small-Mid Cap Fund G Class	1,673,721	21,875,528
NT International Value Fund G Class	9,453,739	99,831,486
		371,806,608
International Fixed Income Funds — 8.4%
Global Bond Fund G Class	13,921,174	144,919,420
International Bond Fund G Class(2)	6,058,382	78,880,135
		223,799,555
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	131,574,835	131,574,835
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,280,237,171)		2,655,173,147
OTHER ASSETS AND LIABILITIES†		(26,208)
TOTAL NET ASSETS — 100.0%		$2,655,146,939

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$68,579	$8,741	$2,110	$5,163	$80,373	4,913	$219	$—
NT Disciplined Growth Fund	55,707	6,458	2,048	5,305	65,422	5,196	490	—
NT Equity Growth Fund	212,158	27,984	13,058	14,726	241,810	17,284	1,238	1,373
NT Growth Fund	151,938	18,358	8,628	12,768	174,436	9,491	1,975	—
NT Heritage Fund	97,945	13,609	3,766	5,864	113,652	7,882	309	—
NT Large Company Value Fund	229,808	35,714	11,364	4,391	258,549	21,332	143	1,967
NT Mid Cap Value Fund	136,002	21,061	4,863	5,801	158,001	11,057	73	1,158
NT Small Company Fund	47,551	7,035	2,081	3,756	56,261	5,147	169	160
Inflation-Adjusted Bond Fund	102,779	16,380	33	641	119,767	10,307	(3)	—
NT Diversified Bond Fund	423,298	94,291	4,012	(959)	512,618	47,597	(43)	3,078
NT High Income Fund	76,436	13,488	—	54	89,978	8,953	—	1,169
Short Duration Inflation Protection Bond Fund	48,591	8,266	—	267	57,124	5,519	—	—
NT Emerging Markets Fund	58,074	6,334	3,193	6,283	67,498	4,691	1,006	—
NT Global Real Estate Fund	37,415	5,122	163	883	43,257	4,401	(5)	—
NT International Growth Fund	122,891	15,697	7,960	8,717	139,345	11,228	1,063	—
NT International Small-Mid Cap Fund	18,019	2,012	247	2,092	21,876	1,674	51	—
NT International Value Fund	87,759	11,382	3,529	4,220	99,832	9,454	148	—
Global Bond Fund	123,640	19,280	138	2,137	144,919	13,921	(1)	—
International Bond Fund(3)	68,940	10,707	382	(385)	78,880	6,058	(30)	—
U.S. Government Money Market Fund	113,726	18,030	181	—	131,575	131,575	—	320
	$2,281,256	$359,949	$67,756	$81,724	$2,655,173	337,680	$6,802	$9,225

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2017

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.0%
NT Core Equity Plus Fund G Class	5,610,239	91,783,508
NT Disciplined Growth Fund G Class	6,313,286	79,484,265
NT Equity Growth Fund G Class	18,309,163	256,145,193
NT Growth Fund G Class	12,237,239	224,920,459
NT Heritage Fund G Class	8,803,639	126,948,481
NT Large Company Value Fund G Class	23,559,458	285,540,625
NT Mid Cap Value Fund G Class	11,673,707	166,817,276
NT Small Company Fund G Class	6,959,737	76,069,922
		1,307,709,729
Domestic Fixed Income Funds — 25.7%
Inflation-Adjusted Bond Fund G Class	12,353,096	143,542,977
NT Diversified Bond Fund G Class	43,032,879	463,464,105
NT High Income Fund G Class	8,433,479	84,756,467
Short Duration Inflation Protection Bond Fund G Class	2,123,804	21,981,367
		713,744,916
International Equity Funds — 16.6%
NT Emerging Markets Fund G Class	5,820,878	83,762,437
NT Global Real Estate Fund G Class	5,299,122	52,090,371
NT International Growth Fund G Class	13,770,193	170,888,090
NT International Small-Mid Cap Fund G Class	2,456,487	32,106,279
NT International Value Fund G Class	11,596,046	122,454,244
		461,301,421
International Fixed Income Funds — 5.8%
Global Bond Fund G Class	12,845,804	133,724,817
International Bond Fund G Class(2)	2,128,101	27,707,881
		161,432,698
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	137,425,584	137,425,584
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,285,086,965)		2,781,614,348
OTHER ASSETS AND LIABILITIES†		(28,225)
TOTAL NET ASSETS — 100.0%		$2,781,586,123

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$80,107	$8,017	$2,024	$5,684	$91,784	5,610	$164	$—
NT Disciplined Growth Fund	69,167	6,364	2,233	6,186	79,484	6,313	404	—
NT Equity Growth Fund	227,449	24,007	10,326	15,015	256,145	18,309	940	1,485
NT Growth Fund	200,506	19,405	10,244	15,254	224,921	12,237	2,674	—
NT Heritage Fund	111,243	12,557	3,087	6,236	126,949	8,804	315	—
NT Large Company Value Fund	258,774	32,560	10,304	4,511	285,541	23,559	165	2,233
NT Mid Cap Value Fund	146,531	18,587	3,999	5,698	166,817	11,674	74	1,249
NT Small Company Fund	68,354	8,398	5,054	4,372	76,070	6,960	844	228
Inflation-Adjusted Bond Fund	127,401	15,365	—	777	143,543	12,353	—	—
NT Diversified Bond Fund	399,168	67,105	1,792	(1,017)	463,464	43,033	(14)	2,864
NT High Income Fund	74,346	10,368	—	42	84,756	8,433	—	1,126
Short Duration Inflation Protection Bond Fund	19,083	2,804	—	94	21,981	2,124	—	—
NT Emerging Markets Fund	74,522	6,338	4,155	7,057	83,762	5,821	1,465	—
NT Global Real Estate Fund	46,291	4,977	173	995	52,090	5,299	(5)	—
NT International Growth Fund	152,677	15,655	7,300	9,856	170,888	13,770	1,279	—
NT International Small-Mid Cap Fund	27,365	2,354	532	2,919	32,106	2,456	123	—
NT International Value Fund	109,945	11,317	3,458	4,650	122,454	11,596	130	—
Global Bond Fund	117,928	13,954	—	1,843	133,725	12,846	—	—
International Bond Fund(3)	24,768	3,124	—	(184)	27,708	2,128	—	—
U.S. Government Money Market Fund	122,261	15,165	—	—	137,426	137,426	—	340
	$2,457,886	$298,421	$64,681	$89,988	$2,781,614	350,751	$8,558	$9,525

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2017

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.5%
NT Core Equity Plus Fund G Class	3,895,837	63,735,886
NT Disciplined Growth Fund G Class	4,779,368	60,172,239
NT Equity Growth Fund G Class	13,554,566	189,628,381
NT Growth Fund G Class	9,976,634	183,370,525
NT Heritage Fund G Class	7,355,781	106,070,367
NT Large Company Value Fund G Class	18,328,643	222,143,147
NT Mid Cap Value Fund G Class	8,624,505	123,244,179
NT Small Company Fund G Class	5,657,211	61,833,319
		1,010,198,043
Domestic Fixed Income Funds — 22.0%
Inflation-Adjusted Bond Fund G Class	8,881,535	103,203,431
NT Diversified Bond Fund G Class	25,744,840	277,271,923
NT High Income Fund G Class	5,044,921	50,701,459
		431,176,813
International Equity Funds — 18.4%
NT Emerging Markets Fund G Class	4,829,663	69,498,856
NT Global Real Estate Fund G Class	4,235,521	41,635,171
NT International Growth Fund G Class	10,347,174	128,408,424
NT International Small-Mid Cap Fund G Class	2,135,023	27,904,751
NT International Value Fund G Class	8,890,735	93,886,161
		361,333,363
International Fixed Income Funds — 4.4%
Global Bond Fund G Class	8,219,217	85,562,047
Money Market Funds — 3.7%
U.S. Government Money Market Fund G Class	73,440,940	73,440,940
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,648,696,035)		1,961,711,206
OTHER ASSETS AND LIABILITIES†		(19,206)
TOTAL NET ASSETS — 100.0%		$1,961,692,000

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$55,309	$7,139	$2,724	$4,012	$63,736	3,896	$235	$—
NT Disciplined Growth Fund	52,230	6,211	2,968	4,699	60,172	4,779	596	—
NT Equity Growth Fund	165,397	22,467	9,729	11,493	189,628	13,555	793	1,079
NT Growth Fund	158,941	19,914	8,956	13,472	183,371	9,977	1,722	—
NT Heritage Fund	91,759	13,311	4,361	5,361	106,070	7,356	365	—
NT Large Company Value Fund	195,632	31,448	8,594	3,657	222,143	18,329	155	1,690
NT Mid Cap Value Fund	105,928	17,413	4,503	4,406	123,244	8,625	88	907
NT Small Company Fund	52,895	8,502	3,523	3,959	61,833	5,657	340	179
Inflation-Adjusted Bond Fund	87,164	15,504	—	536	103,204	8,882	—	—
NT Diversified Bond Fund	232,263	47,576	2,017	(550)	277,272	25,745	(16)	1,682
NT High Income Fund	43,041	7,629	—	32	50,702	5,045	—	660
NT Emerging Markets Fund	62,111	6,680	5,148	5,856	69,499	4,830	1,749	—
NT Global Real Estate Fund	36,309	5,008	538	856	41,635	4,236	(9)	—
NT International Growth Fund	112,864	14,709	7,194	8,029	128,408	10,347	843	—
NT International Small-Mid Cap Fund	24,285	2,750	1,580	2,450	27,905	2,135	395	—
NT International Value Fund	82,926	10,933	3,796	3,823	93,886	8,891	139	—
Global Bond Fund	72,281	12,056	—	1,225	85,562	8,219	—	—
U.S. Government Money Market Fund	62,715	10,726	—	—	73,441	73,441	—	178
	$1,694,050	$259,976	$65,631	$73,316	$1,961,711	223,945	$7,395	$6,375

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2017

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.0%
NT Core Equity Plus Fund G Class	4,592,885	75,139,592
NT Disciplined Growth Fund G Class	5,084,315	64,011,529
NT Equity Growth Fund G Class	14,556,912	203,651,201
NT Growth Fund G Class	11,072,405	203,510,806
NT Heritage Fund G Class	8,574,031	123,637,530
NT Large Company Value Fund G Class	20,302,565	246,067,094
NT Mid Cap Value Fund G Class	9,510,360	135,903,045
NT Small Company Fund G Class	5,412,448	59,158,060
		1,111,078,857
International Equity Funds — 20.4%
NT Emerging Markets Fund G Class	6,260,160	90,083,708
NT Global Real Estate Fund G Class	4,720,986	46,407,295
NT International Growth Fund G Class	10,883,219	135,060,748
NT International Small-Mid Cap Fund G Class	2,643,685	34,552,961
NT International Value Fund G Class	9,365,689	98,901,681
		405,006,393
Domestic Fixed Income Funds — 18.3%
Inflation-Adjusted Bond Fund G Class	7,511,931	87,288,640
NT Diversified Bond Fund G Class	21,552,447	232,119,858
NT High Income Fund G Class	4,315,542	43,371,196
		362,779,694
International Fixed Income Funds — 4.0%
Global Bond Fund G Class	7,581,009	78,918,306
Money Market Funds — 1.3%
U.S. Government Money Market Fund G Class	26,400,623	26,400,623
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,594,636,705)		1,984,183,873
OTHER ASSETS AND LIABILITIES†		(19,871)
TOTAL NET ASSETS — 100.0%		$1,984,164,002

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$66,194	$6,400	$2,030	$4,576	$75,140	4,593	$146	$—
NT Disciplined Growth Fund	56,294	5,024	2,184	4,877	64,011	5,084	359	—
NT Equity Growth Fund	180,496	18,465	7,209	11,899	203,651	14,557	528	1,183
NT Growth Fund	179,373	16,923	7,289	14,504	203,511	11,072	1,343	—
NT Heritage Fund	110,087	12,130	4,460	5,880	123,637	8,574	431	—
NT Large Company Value Fund	222,127	27,968	7,804	3,776	246,067	20,303	113	1,928
NT Mid Cap Value Fund	120,536	14,882	4,103	4,588	135,903	9,510	67	1,026
NT Small Company Fund	52,233	6,393	3,197	3,729	59,158	5,412	216	176
NT Emerging Markets Fund	82,153	6,838	5,839	6,932	90,084	6,260	2,132	—
NT Global Real Estate Fund	42,058	4,318	887	918	46,407	4,721	(19)	—
NT International Growth Fund	120,327	11,407	4,546	7,873	135,061	10,883	733	—
NT International Small-Mid Cap Fund	30,632	2,580	1,563	2,904	34,553	2,644	375	—
NT International Value Fund	89,246	8,620	2,595	3,631	98,902	9,366	98	—
Inflation-Adjusted Bond Fund	75,970	10,855	—	464	87,289	7,512	—	—
NT Diversified Bond Fund	203,324	31,376	2,078	(502)	232,120	21,552	(15)	1,451
NT High Income Fund	38,020	5,332	—	19	43,371	4,316	—	574
Global Bond Fund	68,664	9,189	—	1,065	78,918	7,581	—	—
U.S. Government Money Market Fund	21,552	4,849	—	—	26,401	26,401	—	63
	$1,759,286	$203,549	$55,784	$77,133	$1,984,184	180,341	$6,507	$6,401

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2017

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.2%
NT Core Equity Plus Fund G Class	3,368,004	55,100,546
NT Disciplined Growth Fund G Class	3,221,386	40,557,247
NT Equity Growth Fund G Class	8,978,795	125,613,340
NT Growth Fund G Class	7,149,707	131,411,620
NT Heritage Fund G Class	5,617,552	81,005,097
NT Large Company Value Fund G Class	13,512,978	163,777,295
NT Mid Cap Value Fund G Class	6,008,840	85,866,330
NT Small Company Fund G Class	3,658,485	39,987,241
		723,318,716
International Equity Funds — 22.0%
NT Emerging Markets Fund G Class	4,596,516	66,143,872
NT Global Real Estate Fund G Class	3,263,855	32,083,698
NT International Growth Fund G Class	6,663,490	82,693,908
NT International Small-Mid Cap Fund G Class	1,891,800	24,725,823
NT International Value Fund G Class	6,011,974	63,486,446
		269,133,747
Domestic Fixed Income Funds — 15.3%
Inflation-Adjusted Bond Fund G Class	3,940,977	45,794,156
NT Diversified Bond Fund G Class	10,970,645	118,153,849
NT High Income Fund G Class	2,274,369	22,857,410
		186,805,415
International Fixed Income Funds — 3.5%
Global Bond Fund G Class	4,176,377	43,476,082
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,020,191,062)		1,222,733,960
OTHER ASSETS AND LIABILITIES†		(12,015)
TOTAL NET ASSETS — 100.0%		$1,222,721,945

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$46,812	$6,167	$1,311	$3,433	$55,101	3,368	$68	$—
NT Disciplined Growth Fund	34,689	4,113	1,501	3,256	40,557	3,221	139	—
NT Equity Growth Fund	106,968	15,225	4,163	7,583	125,613	8,979	168	709
NT Growth Fund	111,528	15,720	5,832	9,996	131,412	7,150	405	—
NT Heritage Fund	68,655	10,246	1,980	4,084	81,005	5,618	81	—
NT Large Company Value Fund	140,284	25,533	4,555	2,515	163,777	13,513	76	1,232
NT Mid Cap Value Fund	72,378	12,569	2,027	2,946	85,866	6,009	28	625
NT Small Company Fund	33,458	6,091	2,064	2,502	39,987	3,658	149	114
NT Emerging Markets Fund	57,929	7,484	4,729	5,460	66,144	4,597	1,374	—
NT Global Real Estate Fund	27,504	4,476	511	615	32,084	3,264	(9)	—
NT International Growth Fund	70,583	10,311	3,338	5,138	82,694	6,663	191	—
NT International Small-Mid Cap Fund	21,356	2,427	1,229	2,172	24,726	1,892	235	—
NT International Value Fund	54,870	7,903	1,670	2,384	63,487	6,012	44	—
Inflation-Adjusted Bond Fund	38,946	7,107	550	291	45,794	3,941	(52)	—
NT Diversified Bond Fund	101,134	20,027	2,778	(229)	118,154	10,971	(20)	728
NT High Income Fund	19,485	3,406	46	12	22,857	2,274	—	298
Global Bond Fund	36,920	6,179	223	600	43,476	4,176	1	—
	$1,043,499	$164,984	$38,507	$52,758	$1,222,734	95,306	$2,878	$3,706

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2017

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
NT Core Equity Plus Fund G Class	1,754,703	28,706,944
NT Disciplined Growth Fund G Class	1,753,339	22,074,538
NT Equity Growth Fund G Class	4,798,640	67,132,974
NT Growth Fund G Class	3,785,933	69,585,453
NT Heritage Fund G Class	2,902,387	41,852,415
NT Large Company Value Fund G Class	7,289,844	88,352,908
NT Mid Cap Value Fund G Class	2,993,977	42,783,925
NT Small Company Fund G Class	2,183,660	23,867,401
		384,356,558
International Equity Funds — 23.2%
NT Emerging Markets Fund G Class	2,789,097	40,135,108
NT Global Real Estate Fund G Class	1,854,462	18,229,361
NT International Growth Fund G Class	3,248,931	40,319,239
NT International Small-Mid Cap Fund G Class	1,139,512	14,893,421
NT International Value Fund G Class	3,259,542	34,420,764
		147,997,893
Domestic Fixed Income Funds — 13.2%
Inflation-Adjusted Bond Fund G Class	1,776,982	20,648,532
NT Diversified Bond Fund G Class	4,922,052	53,010,497
NT High Income Fund G Class	1,022,803	10,279,173
		83,938,202
International Fixed Income Funds — 3.2%
Global Bond Fund G Class	1,940,041	20,195,822
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $552,708,820)		636,488,475
OTHER ASSETS AND LIABILITIES†		(6,374)
TOTAL NET ASSETS — 100.0%		$636,482,101

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$23,190	$3,798	$115	$1,834	$28,707	1,755	$1	$—
NT Disciplined Growth Fund	17,721	2,597	71	1,828	22,075	1,753	1	—
NT Equity Growth Fund	54,281	9,211	525	4,166	67,133	4,799	5	367
NT Growth Fund	55,847	9,856	1,567	5,449	69,585	3,786	19	—
NT Heritage Fund	34,376	5,848	558	2,186	41,852	2,902	4	—
NT Large Company Value Fund	72,385	15,476	1,002	1,494	88,353	7,290	(29)	648
NT Mid Cap Value Fund	34,923	6,794	450	1,517	42,784	2,994	2	304
NT Small Company Fund	19,195	3,883	771	1,560	23,867	2,184	42	66
NT Emerging Markets Fund	32,441	5,262	1,349	3,781	40,135	2,789	246	—
NT Global Real Estate Fund	15,016	2,939	92	366	18,229	1,854	(3)	—
NT International Growth Fund	32,801	5,656	733	2,595	40,319	3,249	16	—
NT International Small-Mid Cap Fund	12,279	1,669	436	1,381	14,893	1,140	54	—
NT International Value Fund	28,227	5,164	331	1,361	34,421	3,260	9	—
Inflation-Adjusted Bond Fund	16,828	3,737	23	107	20,649	1,777	(1)	—
NT Diversified Bond Fund	43,040	10,351	279	(101)	53,011	4,922	(5)	317
NT High Income Fund	8,400	1,873	—	6	10,279	1,023	—	131
Global Bond Fund	16,476	3,443	—	277	20,196	1,940	—	—
	$517,426	$97,557	$8,302	$29,807	$636,488	49,417	$361	$1,833

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2017

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.5%
NT Core Equity Plus Fund G Class	149,868	2,451,834
NT Disciplined Growth Fund G Class	151,970	1,913,306
NT Equity Growth Fund G Class	418,702	5,857,645
NT Growth Fund G Class	326,834	6,007,211
NT Heritage Fund G Class	254,472	3,669,490
NT Large Company Value Fund G Class	637,510	7,726,617
NT Mid Cap Value Fund G Class	257,144	3,674,585
NT Small Company Fund G Class	198,725	2,172,059
		33,472,747
International Equity Funds — 23.5%
NT Emerging Markets Fund G Class	247,498	3,561,494
NT Global Real Estate Fund G Class	166,685	1,638,512
NT International Growth Fund G Class	262,886	3,262,417
NT International Small-Mid Cap Fund G Class	104,525	1,366,138
NT International Value Fund G Class	282,396	2,982,098
		12,810,659
Domestic Fixed Income Funds — 12.0%
Inflation-Adjusted Bond Fund G Class	140,758	1,635,608
NT Diversified Bond Fund G Class	378,457	4,075,977
NT High Income Fund G Class	81,290	816,962
		6,528,547
International Fixed Income Funds — 3.0%
Global Bond Fund G Class	157,031	1,634,689
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $49,184,553)		54,446,642
OTHER ASSETS AND LIABILITIES†		(975)
TOTAL NET ASSETS — 100.0%		$54,445,667

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
NT Core Equity Plus Fund	$1,695	$698	$88	$147	$2,452	150	$—	$—
NT Disciplined Growth Fund	1,316	538	88	147	1,913	152	1	—
NT Equity Growth Fund	4,052	1,710	245	341	5,858	419	—	28
NT Growth Fund	4,132	1,736	311	450	6,007	327	2	—
NT Heritage Fund	2,542	1,091	146	182	3,669	254	(1)	—
NT Large Company Value Fund	5,385	2,457	228	113	7,727	638	(3)	50
NT Mid Cap Value Fund	2,544	1,140	120	111	3,675	257	(2)	23
NT Small Company Fund	1,503	639	104	134	2,172	199	(1)	5
NT Emerging Markets Fund	2,475	903	145	328	3,561	247	6	—
NT Global Real Estate Fund	1,133	518	47	35	1,639	167	(1)	—
NT International Growth Fund	2,276	877	103	212	3,262	263	—	—
NT International Small-Mid Cap Fund	943	343	44	124	1,366	105	—	—
NT International Value Fund	2,089	871	97	119	2,982	282	—	—
Inflation-Adjusted Bond Fund	1,130	558	60	8	1,636	141	(2)	—
NT Diversified Bond Fund	2,834	1,424	177	(5)	4,076	378	(3)	22
NT High Income Fund	564	276	24	1	817	81	—	10
Global Bond Fund	1,130	541	56	20	1,635	157	—	—
	$37,743	$16,320	$2,083	$2,467	$54,447	4,217	$(4)	$138

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2017

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 53.0%
Diversified Bond Fund Investor Class	8,779,612	94,732,018
Inflation-Adjusted Bond Fund Investor Class	3,882,797	45,118,099
NT High Income Fund Investor Class	896,314	9,007,953
Short Duration Fund Investor Class	3,079,797	31,537,122
Short Duration Inflation Protection Bond Fund Investor Class	5,708,945	58,516,687
		238,911,879
Domestic Equity Funds — 25.0%
Core Equity Plus Fund Investor Class	297,172	4,561,587
Equity Growth Fund Investor Class	530,413	18,124,221
Growth Fund Investor Class	423,887	14,806,372
Heritage Fund Investor Class	333,837	7,901,923
Large Company Value Fund Investor Class	2,723,803	27,973,455
Mid Cap Value Fund Investor Class	1,160,416	21,340,054
NT Disciplined Growth Fund Investor Class	366,109	4,594,662
Real Estate Fund Investor Class	312,847	8,981,841
Small Company Fund Investor Class	284,415	4,544,946
		112,829,061
International Fixed Income Funds — 16.0%
Global Bond Fund Investor Class	3,480,865	36,061,758
International Bond Fund Investor Class(2)	2,784,914	36,092,483
		72,154,241
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	26,996,353	26,996,353
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $402,350,312)		450,891,534
OTHER ASSETS AND LIABILITIES†		(5,079)
TOTAL NET ASSETS — 100.0%		$450,886,455

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$92,763	$2,486	$263	$(254)	$94,732	8,780	$(7)	$517
Inflation-Adjusted Bond Fund	43,808	1,107	28	231	45,118	3,883	(3)	—
NT High Income Fund	8,888	120	—	—	9,008	896	—	110
Short Duration Fund	30,864	765	—	(92)	31,537	3,080	—	151
Short Duration Inflation Protection Bond Fund	57,098	1,325	18	112	58,517	5,709	(1)	—
Core Equity Plus Fund	4,490	—	155	227	4,562	297	14	—
Equity Growth Fund	19,117	88	1,924	843	18,124	530	116	88
Growth Fund	14,162	108	387	923	14,806	424	19	—
Heritage Fund	6,514	1,180	117	325	7,902	334	4	—
Large Company Value Fund	29,106	385	1,769	251	27,973	2,724	26	219
Mid Cap Value Fund	21,090	624	893	519	21,340	1,160	20	150
NT Disciplined Growth Fund	4,536	—	204	263	4,595	366	43	—
Real Estate Fund	8,978	147	106	(37)	8,982	313	5	1
Small Company Fund	3,191	1,285	207	276	4,545	284	8	6
Global Bond Fund	35,206	512	—	344	36,062	3,481	—	—
International Bond Fund(3)	36,273	1,731	1,536	(375)	36,093	2,785	(102)	—
U.S. Government Money Market Fund	26,404	592	—	—	26,996	26,996	—	41
	$442,488	$12,455	$7,607	$3,556	$450,892	62,042	$142	$1,283

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2017

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.0%
Diversified Bond Fund Investor Class	24,840,284	268,026,668
Inflation-Adjusted Bond Fund Investor Class	7,395,546	85,936,241
NT High Income Fund Investor Class	2,409,124	24,211,700
Short Duration Inflation Protection Bond Fund Investor Class	5,940,378	60,888,876
		439,063,485
Domestic Equity Funds — 33.7%
Core Equity Plus Fund Investor Class	1,666,387	25,579,039
Equity Growth Fund Investor Class	2,641,041	90,244,375
Growth Fund Investor Class	2,047,890	71,532,781
Heritage Fund Investor Class	1,846,959	43,717,516
Large Company Value Fund Investor Class	7,696,097	79,038,919
Mid Cap Value Fund Investor Class	3,990,750	73,389,887
NT Disciplined Growth Fund Investor Class	1,592,302	19,983,390
Small Company Fund Investor Class	1,183,240	18,908,171
		422,394,078
International Fixed Income Funds — 13.2%
Global Bond Fund Investor Class	8,295,004	85,936,241
International Bond Fund Investor Class(2)	6,137,730	79,544,977
		165,481,218
International Equity Funds — 12.3%
International Growth Fund Investor Class	5,148,850	70,281,798
NT Global Real Estate Fund Investor Class	2,552,255	24,986,572
NT International Small-Mid Cap Fund Investor Class	1,087,860	14,153,053
NT International Value Fund Investor Class	4,293,238	45,121,930
		154,543,353
Money Market Funds — 5.8%
U.S. Government Money Market Fund Investor Class	73,399,127	73,399,127
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,072,493,539)		1,254,881,261
OTHER ASSETS AND LIABILITIES†		(14,343)
TOTAL NET ASSETS — 100.0%		$1,254,866,918

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$259,392	$10,384	$1,028	$(721)	$268,027	24,840	$(24)	$1,465
Inflation-Adjusted Bond Fund	83,088	2,409	—	439	85,936	7,396	—	—
NT High Income Fund	23,914	297	—	1	24,212	2,409	—	297
Short Duration Inflation Protection Bond Fund	58,995	1,778	—	116	60,889	5,940	—	—
Core Equity Plus Fund	24,263	—	—	1,316	25,579	1,667	—	—
Equity Growth Fund	91,819	431	6,419	4,413	90,244	2,641	334	431
Growth Fund	67,076	—	8	4,465	71,533	2,048	—	—
Heritage Fund	39,465	2,493	—	1,759	43,717	1,847	—	—
Large Company Value Fund	83,920	614	6,251	756	79,039	7,696	36	613
Mid Cap Value Fund	69,184	2,366	—	1,840	73,390	3,991	—	500
NT Disciplined Growth Fund	18,694	—	—	1,289	19,983	1,592	—	—
Small Company Fund	14,775	3,084	—	1,049	18,908	1,183	—	24
Global Bond Fund	83,415	1,699	—	822	85,936	8,295	—	—
International Bond Fund(3)	81,272	573	1,315	(985)	79,545	6,138	(106)	—
International Growth Fund	69,855	—	2,727	3,154	70,282	5,149	308	—
NT Global Real Estate Fund	24,655	—	—	332	24,987	2,552	—	—
NT International Small-Mid Cap Fund	13,076	—	—	1,077	14,153	1,088	—	—
NT International Value Fund	45,068	—	908	962	45,122	4,293	31	—
U.S. Government Money Market Fund	71,196	2,203	—	—	73,399	73,399	—	111
	$1,223,122	$28,331	$18,656	$22,084	$1,254,881	164,164	$579	$3,441

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2017

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.6%
Core Equity Plus Fund Investor Class	4,987,978	76,565,468
Equity Growth Fund Investor Class	6,502,801	222,200,693
Growth Fund Investor Class	4,335,948	151,454,676
Heritage Fund Investor Class	4,040,942	95,649,093
Large Company Value Fund Investor Class	15,147,283	155,562,593
Mid Cap Value Fund Investor Class	5,246,086	96,475,513
NT Disciplined Growth Fund Investor Class	3,172,464	39,814,421
Small Company Fund Investor Class	2,115,826	33,810,893
		871,533,350
Domestic Fixed Income Funds — 24.2%
Diversified Bond Fund Investor Class	26,054,341	281,126,335
Inflation-Adjusted Bond Fund Investor Class	9,379,587	108,990,801
NT High Income Fund Investor Class	5,438,026	54,652,162
Short Duration Inflation Protection Bond Fund Investor Class	1,703,467	17,460,536
		462,229,834
International Equity Funds — 19.8%
Emerging Markets Fund Investor Class	5,958,541	71,323,738
International Growth Fund Investor Class	9,758,670	133,205,845
NT Global Real Estate Fund Investor Class	3,864,325	37,831,743
NT International Small-Mid Cap Fund Investor Class	2,461,081	32,018,663
NT International Value Fund Investor Class	9,845,204	103,473,097
		377,853,086
International Fixed Income Funds — 6.7%
Global Bond Fund Investor Class	8,675,975	89,883,096
International Bond Fund Investor Class(2)	2,882,642	37,359,043
		127,242,139
Money Market Funds — 3.7%
U.S. Government Money Market Fund Investor Class	70,575,710	70,575,710
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,513,356,977)		1,909,434,119
OTHER ASSETS AND LIABILITIES†		(21,171)
TOTAL NET ASSETS — 100.0%		$1,909,412,948

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$72,625	$—	$—	$3,941	$76,566	4,988	$—	$—
Equity Growth Fund	211,290	1,053	1,642	11,501	222,202	6,503	49	1,052
Growth Fund	141,401	601	—	9,452	151,454	4,336	—	—
Heritage Fund	91,198	645	—	3,806	95,649	4,041	—	—
Large Company Value Fund	157,250	1,208	4,440	1,544	155,562	15,147	(63)	1,208
Mid Cap Value Fund	93,454	657	—	2,365	96,476	5,246	—	657
NT Disciplined Growth Fund	37,245	—	—	2,570	39,815	3,172	—	—
Small Company Fund	31,371	648	—	1,792	33,811	2,116	—	43
Diversified Bond Fund	271,806	10,098	—	(777)	281,127	26,054	—	1,522
Inflation-Adjusted Bond Fund	106,098	2,338	—	554	108,990	9,380	—	—
NT High Income Fund	53,980	671	—	1	54,652	5,438	—	671
Short Duration Inflation Protection Bond Fund	17,426	—	—	34	17,460	1,703	—	—
Emerging Markets Fund	62,143	4,147	—	5,034	71,324	5,959	—	—
International Growth Fund	129,849	—	2,557	5,914	133,206	9,759	571	—
NT Global Real Estate Fund	37,329	—	—	502	37,831	3,864	—	—
NT International Small-Mid Cap Fund	29,582	—	—	2,437	32,019	2,461	—	—
NT International Value Fund	102,798	—	1,546	2,221	103,473	9,845	49	—
Global Bond Fund	88,809	208	—	866	89,883	8,676	—	—
International Bond Fund(3)	37,878	—	—	(519)	37,359	2,883	—	—
U.S. Government Money Market Fund	69,970	605	—	—	70,575	70,576	—	107
	$1,843,502	$22,879	$10,185	$53,238	$1,909,434	202,147	$606	$5,260

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2017

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.4%
Core Equity Plus Fund Investor Class	3,735,096	57,333,723
Equity Growth Fund Investor Class	3,813,270	130,299,425
Growth Fund Investor Class	4,159,332	145,285,464
Heritage Fund Investor Class	4,052,703	95,927,486
Large Company Value Fund Investor Class	10,949,636	112,452,762
Mid Cap Value Fund Investor Class	3,669,784	67,487,327
NT Disciplined Growth Fund Investor Class	3,173,715	39,830,122
Small Company Fund Investor Class	1,644,156	26,273,617
		674,889,926
International Equity Funds — 26.4%
Emerging Markets Fund Investor Class	6,745,282	80,741,031
International Growth Fund Investor Class	8,059,635	110,014,015
NT Global Real Estate Fund Investor Class	3,769,696	36,905,323
NT International Small-Mid Cap Fund Investor Class	2,183,756	28,410,660
NT International Value Fund Investor Class	7,447,733	78,275,675
		334,346,704
Domestic Fixed Income Funds — 16.5%
Diversified Bond Fund Investor Class	9,203,058	99,300,997
Inflation-Adjusted Bond Fund Investor Class	3,093,993	35,952,203
NT High Income Fund Investor Class	6,105,254	61,357,800
Short Duration Inflation Protection Bond Fund Investor Class	1,136,176	11,645,806
		208,256,806
International Fixed Income Funds — 2.8%
Global Bond Fund Investor Class	3,465,371	35,901,245
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	11,624,523	11,624,523
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $953,361,916)		1,265,019,204
OTHER ASSETS AND LIABILITIES†		(5,599)
TOTAL NET ASSETS — 100.0%		$1,265,013,605

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$54,383	$—	$—	$2,951	$57,334	3,735	$—	$—
Equity Growth Fund	127,904	625	4,835	6,605	130,299	3,813	236	625
Growth Fund	135,987	231	—	9,067	145,285	4,159	—	—
Heritage Fund	90,213	1,915	—	3,799	95,927	4,053	—	—
Large Company Value Fund	114,331	877	3,875	1,120	112,453	10,950	(52)	877
Mid Cap Value Fund	65,373	460	—	1,654	67,487	3,670	—	459
NT Disciplined Growth Fund	37,259	—	—	2,571	39,830	3,174	—	—
Small Company Fund	22,947	1,909	—	1,418	26,274	1,644	—	33
Emerging Markets Fund	74,741	139	—	5,861	80,741	6,745	—	—
International Growth Fund	109,949	—	4,305	4,370	110,014	8,059	1,027	—
NT Global Real Estate Fund	36,415	—	—	490	36,905	3,770	—	—
NT International Small-Mid Cap Fund	26,249	—	—	2,162	28,411	2,184	—	—
NT International Value Fund	79,743	—	3,094	1,627	78,276	7,448	103	—
Diversified Bond Fund	95,784	3,787	—	(270)	99,301	9,203	—	535
Inflation-Adjusted Bond Fund	34,945	822	—	185	35,952	3,094	—	—
NT High Income Fund	60,062	1,294	—	2	61,358	6,105	—	746
Short Duration Inflation Protection Bond Fund	11,623	—	—	23	11,646	1,136	—	—
Global Bond Fund	35,387	169	—	345	35,901	3,465	—	—
U.S. Government Money Market Fund	11,607	18	—	—	11,625	11,625	—	18
	$1,224,902	$12,246	$16,109	$43,980	$1,265,019	98,032	$1,314	$3,293

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2017

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.6%
Core Equity Plus Fund Investor Class	939,035	14,414,183
Equity Growth Fund Investor Class	1,092,714	37,338,035
Growth Fund Investor Class	1,158,220	40,456,621
Heritage Fund Investor Class	1,181,712	27,971,121
Large Company Value Fund Investor Class	3,137,757	32,224,765
Mid Cap Value Fund Investor Class	1,276,660	23,477,779
NT Disciplined Growth Fund Investor Class	982,417	12,329,333
Small Company Fund Investor Class	1,223,352	19,549,173
		207,761,010
International Equity Funds — 31.4%
Emerging Markets Fund Investor Class	1,894,415	22,676,147
International Growth Fund Investor Class	2,222,913	30,342,762
NT Global Real Estate Fund Investor Class	917,356	8,980,914
NT International Small-Mid Cap Fund Investor Class	704,108	9,160,441
NT International Value Fund Investor Class	2,289,342	24,060,984
		95,221,248
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $202,739,014)		302,982,258
OTHER ASSETS AND LIABILITIES†		(3,319)
TOTAL NET ASSETS — 100.0%		$302,978,939

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2017 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$13,603	$72	$—	$739	$14,414	939	$—	$—
Equity Growth Fund	36,262	226	1,059	1,909	37,338	1,093	27	177
Growth Fund	38,029	99	195	2,524	40,457	1,158	4	—
Heritage Fund	25,740	1,158	14	1,087	27,971	1,182	—	—
Large Company Value Fund	32,211	709	999	304	32,225	3,138	(1)	247
Mid Cap Value Fund	21,388	1,511	—	579	23,478	1,277	—	154
NT Disciplined Growth Fund	11,822	—	250	757	12,329	983	48	—
Small Company Fund	17,744	769	—	1,036	19,549	1,223	—	25
Emerging Markets Fund	20,439	661	32	1,608	22,676	1,894	—	—
International Growth Fund	29,902	410	1,179	1,210	30,343	2,223	252	—
NT Global Real Estate Fund	8,862	—	—	119	8,981	917	—	—
NT International Small-Mid Cap Fund	8,802	—	286	644	9,160	704	72	—
NT International Value Fund	24,251	157	846	499	24,061	2,289	20	—
	$289,055	$5,772	$4,860	$13,015	$302,982	19,020	$422	$603

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2017